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                        Howard & Howard Attorneys, P.C.
                                   Suite 101
                           1400 North Woodward Avenue
                           Bloomfield Hills, MI 48304
                                 (810) 645-1483

                                October 29, 1996

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549

        Re:     The Parkstone Group of Funds
                1933 Act File No. 33-13283
                1940 Act File No. 811-5105

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-captioned Trust hereby certifies that the definitive forms of prospectuses and combined statement of additional information of the Parkstone Group of Funds, dated October 8, 1996, and supplemented as of October 16, 1996, do not differ from the forms of prospectuses and combined statement of additional information contained in the most recent registration statement for the Trust. The registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 31 on October 9, 1996.

        If you have any questions regarding this certification, please call Robert C. Rosselot at (810) 433-7421 or the undersigned at (810) 433-7308.


                                        Very truly yours,

                                        HOWARD & HOWARD ATTORNEYS, P.C.

                                        /s/ Melanie Mayo West
                                        -------------------------------
                                            Melanie Mayo West